Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000250374 | JP Morgan SecuritiesFR_959JJG005_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250374 | Barclays Capital, Inc.FR_959GFN000_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250374 | U.S. Treasury BillsFR_912797PZ4_0.010000_2025-07-08
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000250374 | U.S. Treasury BillsFR_912797PK7_0.010000_2025-05-27
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000250374 | Bank of America NAFR_959CPQ001_4.350000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250374 | U.S. Treasury BillsFR_912797PS0_0.010000_2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000250374 | Federal Home Loan BanksFR_3130B5TN8_4.360000_2025-12-17
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250374 | Federal Home Loan BanksFR_3130B3PU1_4.375000_2025-05-16
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250374 | Federal Home Loan BanksFR_3130B3J53_4.375000_2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250374 | Federal Home Loan BanksFR_3130B5SP4_4.360000_2025-12-08
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250374 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000250374 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000250374 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000250374 | AssetMoney Market Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250374 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017399 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017399 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017399 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017399 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017399 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017399 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017399 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017399 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017399 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017399 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017399 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000017399 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017399 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017399 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017399 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017399 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017399 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017399 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017400 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017400 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017400 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017400 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017400 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017400 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017400 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017400 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017400 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017400 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017400 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000017400 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017400 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017400 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017400 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017400 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017400 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017400 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039809 | TCW MetWest Total Return Bond FundFR_592905509
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000039809 | TCW Securitized Bond FundFR_87234N880
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000039809 | TCW Compounders ETFFR_29287L601
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000039809 | TCW MetWest Unconstrained Bond FundFR_592905749
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000039809 | TCW Relative Value Large Cap FundFR_87234N385
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000039809 | TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund)FR_87234N302
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000039809 | TCW Global Real Estate FundFR_872365796
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039809 | TCW Global Bond FundFR_872365887
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000039809 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039809 | TCW Metropolitan West Low Duration Bond FundFR_592905608
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000039809 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000039809 | SectorDiversified Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000039809 | SectorDiversified Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000039809 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000039809 | SectorExchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000039809 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000038019 | TCW MetWest Total Return Bond FundFR_592905509
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000038019 | TCW Securitized Bond FundFR_87234N880
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000038019 | TCW Compounders ETFFR_29287L601
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000038019 | TCW MetWest Unconstrained Bond FundFR_592905749
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000038019 | TCW Relative Value Large Cap FundFR_87234N385
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000038019 | TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund)FR_87234N302
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038019 | TCW Global Real Estate FundFR_872365796
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038019 | TCW Global Bond FundFR_872365887
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038019 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038019 | TCW Metropolitan West Low Duration Bond FundFR_592905608
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038019 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038019 | SectorDiversified Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000038019 | SectorDiversified Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000038019 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000038019 | SectorExchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000038019 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017419 | U.S. Treasury BondsFR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017419 | U.S. Treasury NotesFR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017419 | U.S. Treasury NotesFR_91282CNA5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017419 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017419 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017419 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017419 | Federal National Mortgage AssociationFR_3140QNUP5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017419 | Government National Mortgage Association, TBAFR_21H022655
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017419 | Government National Mortgage Association, TBAFR_21H050656
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017419 | Federal National Mortgage AssociationFR_3140KSVF1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017419 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000017419 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000017419 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000017419 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000017419 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017419 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017419 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017419 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017419 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017419 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017420 | U.S. Treasury BondsFR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017420 | U.S. Treasury NotesFR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017420 | U.S. Treasury NotesFR_91282CNA5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017420 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017420 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017420 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017420 | Federal National Mortgage AssociationFR_3140QNUP5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017420 | Government National Mortgage Association, TBAFR_21H022655
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017420 | Government National Mortgage Association, TBAFR_21H050656
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017420 | Federal National Mortgage AssociationFR_3140KSVF1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017420 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000017420 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000017420 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000017420 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000017420 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017420 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017420 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017420 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017420 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017420 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218395 | U.S. Treasury BondsFR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000218395 | U.S. Treasury NotesFR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218395 | U.S. Treasury NotesFR_91282CNA5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218395 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218395 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218395 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218395 | Federal National Mortgage AssociationFR_3140QNUP5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218395 | Government National Mortgage Association, TBAFR_21H022655
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218395 | Government National Mortgage Association, TBAFR_21H050656
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218395 | Federal National Mortgage AssociationFR_3140KSVF1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218395 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000218395 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000218395 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000218395 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000218395 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000218395 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000218395 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000218395 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218395 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218395 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017426 | Greensaif Pipelines Bidco SARLFR_39541EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017426 | Senegal Government International BondsFR_V7691DAX4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017426 | Mexico Government International BondsFR_91087BAV2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017426 | Senegal Government International BondsFR_ACI2PD4B7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017426 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017426 | Oman Government International BondsFR_68205LAS2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017426 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Oman Government International BondsFR_ACI1DKJ46
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Galaxy Pipeline Assets Bidco Ltd.FR_36321PAB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017426 | Istanbul Metropolitan MunicipalityFR_46522TAC2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017426 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017426 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017426 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000017426 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000017426 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017426 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017426 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017426 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017426 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017426 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017427 | Greensaif Pipelines Bidco SARLFR_39541EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017427 | Senegal Government International BondsFR_V7691DAX4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017427 | Mexico Government International BondsFR_91087BAV2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017427 | Senegal Government International BondsFR_ACI2PD4B7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017427 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017427 | Oman Government International BondsFR_68205LAS2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017427 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Oman Government International BondsFR_ACI1DKJ46
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Galaxy Pipeline Assets Bidco Ltd.FR_36321PAB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017427 | Istanbul Metropolitan MunicipalityFR_46522TAC2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017427 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017427 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017427 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000017427 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000017427 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017427 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017427 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017427 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017427 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017427 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218396 | Greensaif Pipelines Bidco SARLFR_39541EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218396 | Senegal Government International BondsFR_V7691DAX4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218396 | Mexico Government International BondsFR_91087BAV2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218396 | Senegal Government International BondsFR_ACI2PD4B7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218396 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218396 | Oman Government International BondsFR_68205LAS2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218396 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Oman Government International BondsFR_ACI1DKJ46
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Galaxy Pipeline Assets Bidco Ltd.FR_36321PAB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218396 | Istanbul Metropolitan MunicipalityFR_46522TAC2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218396 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218396 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000218396 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000218396 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000218396 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000218396 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000218396 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218396 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218396 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218396 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000094780 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000094780 | Indonesia Treasury BondsFR_ACI2KY1N3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000094780 | India Government BondsFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094780 | India Government BondsFR_ACI2NNMG6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094780 | Thailand Government BondsFR_ACI27N3Q3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094780 | India Government BondsFR_BRYR25II2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094780 | China Government BondsFR_ACI2QWM32
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094780 | China Government BondsFR_ACI2PTLV9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094780 | Republic of Poland Government BondsFR_ACI1YW3C6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000094780 | Malaysia Government BondsFR_ACI0TJ8B0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000094780 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094780 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000094780 | India
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000094780 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000094780 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000094780 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000094780 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000094780 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000094780 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094780 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094780 | China
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000094781 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000094781 | Indonesia Treasury BondsFR_ACI2KY1N3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000094781 | India Government BondsFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094781 | India Government BondsFR_ACI2NNMG6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094781 | Thailand Government BondsFR_ACI27N3Q3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094781 | India Government BondsFR_BRYR25II2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094781 | China Government BondsFR_ACI2QWM32
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094781 | China Government BondsFR_ACI2PTLV9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094781 | Republic of Poland Government BondsFR_ACI1YW3C6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000094781 | Malaysia Government BondsFR_ACI0TJ8B0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000094781 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094781 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000094781 | India
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000094781 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000094781 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000094781 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000094781 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000094781 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000094781 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094781 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094781 | China
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000105877 | U.S. Treasury NotesFR_91282CNA5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105877 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105877 | U.K. GiltsFR_BSQNRDII4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105877 | U.K. GiltsFR_BPSNB4II5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105877 | Japan Government Ten Year BondsFR_ACI2T05K0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105877 | French Republic Government Bonds OATFR_ACI0TJDC2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105877 | U.K. GiltsFR_BL6C77II0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105877 | U.K. GiltsFR_BQC82CII5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105877 | China Government BondsFR_ACI1H2QQ5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105877 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105877 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000105877 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)
C000105877 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000105877 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000105877 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000105877 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105877 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105877 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105877 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000105877 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105878 | U.S. Treasury NotesFR_91282CNA5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105878 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105878 | U.K. GiltsFR_BSQNRDII4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105878 | U.K. GiltsFR_BPSNB4II5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105878 | Japan Government Ten Year BondsFR_ACI2T05K0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105878 | French Republic Government Bonds OATFR_ACI0TJDC2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105878 | U.K. GiltsFR_BL6C77II0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105878 | U.K. GiltsFR_BQC82CII5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105878 | China Government BondsFR_ACI1H2QQ5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105878 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105878 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000105878 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)
C000105878 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000105878 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000105878 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000105878 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105878 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105878 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105878 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000105878 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000148757 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000148757 | American Tower Corp.FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148757 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148757 | Cellnex Telecom SAFR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148757 | Travel & Leisure Co.FR_894164102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148757 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148757 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148757 | SBA Communications Corp.FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148757 | Merlin Properties Socimi SAFR_BNGNB7905
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148757 | DexusFR_B033YN903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148757 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148757 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000148757 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000148757 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000148757 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000148757 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000148757 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148757 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000148757 | SectorDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148757 | SectorHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000148758 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000148758 | American Tower Corp.FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148758 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148758 | Cellnex Telecom SAFR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148758 | Travel & Leisure Co.FR_894164102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148758 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148758 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148758 | SBA Communications Corp.FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148758 | Merlin Properties Socimi SAFR_BNGNB7905
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148758 | DexusFR_B033YN903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148758 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148758 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000148758 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000148758 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000148758 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000148758 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000148758 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148758 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000148758 | SectorDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148758 | SectorHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017421 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017421 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017421 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017421 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017421 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017421 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017421 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017421 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017421 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017421 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017421 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017421 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017421 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000017421 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017421 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017421 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017421 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017421 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000017421 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017421 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017422 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017422 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017422 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017422 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017422 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017422 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017422 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017422 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017422 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017422 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017422 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000017422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017422 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017422 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000017422 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017422 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017415 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017415 | Equitable Holdings, Inc.FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017415 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017415 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017415 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017415 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017415 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017415 | Westinghouse Air Brake Technologies Corp.FR_929740108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017415 | Toll Brothers, Inc.FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017415 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017415 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017415 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000017415 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017415 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000017415 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017415 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017415 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017415 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017415 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017415 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017417 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017417 | Equitable Holdings, Inc.FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017417 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017417 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017417 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017417 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017417 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017417 | Westinghouse Air Brake Technologies Corp.FR_929740108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017417 | Toll Brothers, Inc.FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017417 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017417 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017417 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000017417 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017417 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000017417 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017417 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017417 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017417 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017417 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017417 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017410 | Government National Mortgage Association, TBAFR_21H022655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017410 | Government National Mortgage Association, TBAFR_21H050656
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017410 | U.S. Treasury NotesFR_91282CMY4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017410 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017410 | Government National Mortgage Association, TBAFR_21H052652
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017410 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017410 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(23.90%)
C000017410 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000017410 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017410 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017410 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017410 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017410 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017410 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017411 | Government National Mortgage Association, TBAFR_21H022655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017411 | Government National Mortgage Association, TBAFR_21H050656
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017411 | U.S. Treasury NotesFR_91282CMY4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017411 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017411 | Government National Mortgage Association, TBAFR_21H052652
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017411 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017411 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(23.90%)
C000017411 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000017411 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017411 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017411 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017411 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017411 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017411 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218394 | Government National Mortgage Association, TBAFR_21H022655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218394 | Government National Mortgage Association, TBAFR_21H050656
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218394 | U.S. Treasury NotesFR_91282CMY4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218394 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218394 | Government National Mortgage Association, TBAFR_21H052652
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218394 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218394 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(23.90%)
C000218394 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000218394 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218394 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000218394 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000218394 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000218394 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218394 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000257108 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000257108 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000257108 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000257108 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257108 | HDFC Bank Ltd.FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257108 | ICICI Bank Ltd.FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257108 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257108 | Kweichow Moutai Co. Ltd.FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000257108 | Cie Financiere Richemont SAFR_ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257108 | Hong Kong Exchanges & Clearing Ltd.FR_626735906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257108 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000257108 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000257108 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000257108 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000257108 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000257108 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000257108 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000257108 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257108 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000257108 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000257109 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000257109 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000257109 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000257109 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257109 | HDFC Bank Ltd.FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257109 | ICICI Bank Ltd.FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257109 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257109 | Kweichow Moutai Co. Ltd.FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000257109 | Cie Financiere Richemont SAFR_ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257109 | Hong Kong Exchanges & Clearing Ltd.FR_626735906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257109 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000257109 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000257109 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000257109 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000257109 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000257109 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000257109 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000257109 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257109 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000257109 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%